Receivables (Details) - Schedule of Receivables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Schedule of Receivables [Abstract]
Trade receivable	$ 33,089	$ 4,180	$ 20,709
Sales taxes receivable	3,072	8,674
Total	$ 36,161	$ 12,854	$ 29,070